Strategic Advisers International II Fund Fund Summary | Strategic Advisers International II Fund
Fund: Strategic Advisers® International II Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (SIL-S000029153Member) (USD $)	Strategic Advisers International II Fund Strategic Advisers International II Fund:
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (SIL-S000029153Member)		Strategic Advisers International II Fund Strategic Advisers International II Fund:
Management fee (fluctuates based on the fund's allocation among underlying funds and sub advisers)	[1]	0.34%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.11%
Acquired fund fees and expenses (fees and expenses of underlying funds)	[1]	0.81%
Total annual fund operating expenses	[2]	1.26%
Fee waiver and/or expense reimbursement	[3]	(0.25%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.01%
Fee waiver date of termination		September 30, 2013
[1]	Based on historical expenses, adjusted to reflect current fees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
[3]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (SIL-S000029153Member) (USD $)	Strategic Advisers International II Fund Strategic Advisers International II Fund:
1 year	103
3 years	337
5 years	631
10 years	1,467

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
• Normally investing primarily in common stocks.
• Allocating investments across different countries and regions.
• Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among underlying Fidelity international funds (underlying funds) and sub-advisers.
• Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
• Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
• Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
• Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
• Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
• Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.15%	June 30, 2009
Lowest Quarter Return	(21.51%)	December 31, 2008
Year-to-Date Return	2.19%	March 31, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns (SIL-S000029153Member) Strategic Advisers International II Fund	Past 1 year	Life of fund
MSCI® EAFE® (Europe, Australasia, Far East) Index (reflects no deduction for fees or expenses)	7.88%	(3.02%)	[1]
Strategic Advisers International II Fund:	10.62%	(2.91%)	[1]
Strategic Advisers International II Fund: Return After Taxes on Distributions	10.23%	(3.57%)	[1]
Strategic Advisers International II Fund: Return After Taxes on Distributions and Sale of Fund Shares	7.20%	(2.57%)	[1]
[1]	From March 8, 2007.

Strategic Advisers International Fund Fund Summary | Strategic Advisers International Fund
Fund: Strategic Advisers® International Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (SIT-S000029152Member) (USD $)	Strategic Advisers International Fund Strategic Advisers International Fund:
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (SIT-S000029152Member)		Strategic Advisers International Fund Strategic Advisers International Fund:
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)		0.26%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)		1.12%
Total annual fund operating expenses	[1]	1.40%
Fee waiver and/or expense reimbursement	[2]	(0.25%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.15%
Fee waiver date of termination		September 30, 2013
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (SIT-S000029152Member) (USD $)	Strategic Advisers International Fund Strategic Advisers International Fund:
1 year	117
3 years	381
5 years	706
10 years	1,625

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
• Normally investing primarily in common stocks.
• Allocating investments across different countries and regions.
• Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among affiliated international funds (i.e., Fidelity funds) and non affiliated international funds that participate in Fidelity's FundsNetwork®, and non affiliated exchange traded funds (ETFs) (underlying funds) and sub advisers.
• Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
• Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
• Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
• Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
• Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
• Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
• Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.28%	June 30, 2009
Lowest Quarter Return	(20.07%)	December 31, 2008
Year-to-Date Return	3.11%	March 31, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns (SIT-S000029152Member) Strategic Advisers International Fund	Past 1 year	Life of fund
MSCI® EAFE® (Europe, Australasia, Far East) Index (reflects no deduction for fees or expenses)	7.88%	1.11%	[1]
Strategic Advisers International Fund:	11.78%	2.34%	[1]
Strategic Advisers International Fund: Return After Taxes on Distributions	11.50%	1.50%	[1]
Strategic Advisers International Fund: Return After Taxes on Distributions and Sale of Fund Shares	7.94%	1.86%	[1]
[1]	From March 23, 2006.

Strategic Advisers Small-Mid Cap Fund Fund Summary | Strategic Advisers Small-Mid Cap Fund
Fund: Strategic Advisers® Small Mid Cap Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (SMC-S000029154Member) (USD $)	Strategic Advisers Small-Mid Cap Fund Strategic Advisers Small-Mid Cap Fund:
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (SMC-S000029154Member)		Strategic Advisers Small-Mid Cap Fund Strategic Advisers Small-Mid Cap Fund:
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)		0.31%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.09%
Acquired fund fees and expenses (fees and expenses of underlying funds)		1.05%
Total annual fund operating expenses	[1]	1.45%
Fee waiver and/or expense reimbursement	[2]	(0.25%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.20%
Fee waiver date of termination		September 30, 2013
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.10% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (SMC-S000029154Member) (USD $)	Strategic Advisers Small-Mid Cap Fund Strategic Advisers Small-Mid Cap Fund:
1 year	122
3 years	397
5 years	732
10 years	1,681

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing primarily in common stocks.
• Normally investing at least 80% of assets in securities of small and mid cap companies (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2500® Index) and in shares of other small and mid cap funds.
• Investing in domestic and foreign issuers.
• Investing in either "growth" stocks or "value" stocks or both.
• Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among affiliated small and mid cap funds (i.e., Fidelity funds) and non affiliated small and mid cap funds that participate in Fidelity's FundsNetwork®, and non affiliated exchange traded funds (ETFs) (underlying funds) and sub advisers.
• Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Russell 2500 Index.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
• Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
• Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
• Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
• Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
• Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
• Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to May 1, 2010, the fund was named PAS Small Cap Fund of Funds, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.94%	June 30, 2009
Lowest Quarter Return	(25.44%)	December 31, 2008
Year-to-Date Return	8.03%	March 31, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2010
Effective May 1, 2010, the fund began comparing its performance to the Russell 2500 Index rather than the Russell 2000® Index because the Russell 2500 Index conforms more closely to the fund's investment policies.
Average Annual Total Returns (SMC-S000029154Member) Strategic Advisers Small-Mid Cap Fund	Past 1 year	Past 5 years	Life of fund
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)	26.71%	4.86%	5.73%	[1]
Strategic Advisers Small-Mid Cap Linked Index (reflects no deduction for fees, expenses, or taxes)	27.40%	4.56%	5.38%	[1]
Strategic Advisers Small-Mid Cap Fund:	24.48%	4.05%	5.05%	[1]
Strategic Advisers Small-Mid Cap Fund: Return After Taxes on Distributions	24.31%	3.55%	4.51%	[1]
Strategic Advisers Small-Mid Cap Fund: Return After Taxes on Distributions and Sale of Fund Shares	15.98%	3.35%	4.20%	[1]
[1]	From June 23, 2005.

Strategic Advisers Income Opportunities Fund Fund Summary | Strategic Advisers Income Opportunities Fund
Fund: Strategic Advisers® Income Opportunities Fund
Investment Objective
The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (SRQ-S000029151Member) (USD $)	Strategic Advisers Income Opportunities Fund Strategic Advisers Income Opportunities Fund:
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (SRQ-S000029151Member)		Strategic Advisers Income Opportunities Fund Strategic Advisers Income Opportunities Fund:
Management fee		0.25%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.86%
Total annual fund operating expenses	[1]	1.13%
Fee waiver and/or expense reimbursement	[2]	(0.25%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.88%
Fee waiver date of termination		September 30, 2013
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.75% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (SRQ-S000029151Member) (USD $)	Strategic Advisers Income Opportunities Fund Strategic Advisers Income Opportunities Fund:
1 year	90
3 years	297
5 years	561
10 years	1,318

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
• Potentially investing in non-income producing securities, including defaulted securities and common stocks.
• Investing in companies in troubled or uncertain financial condition.
• Investing in domestic and foreign issuers.
• Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among affiliated high yield funds (i.e., Fidelity funds) and non affiliated high yield funds that participate in Fidelity's FundsNetwork®, and non affiliated exchange traded funds (ETFs) (underlying funds).
• Allocating assets among underlying funds to achieve portfolio characteristics similar to those of The BofA Merrill LynchSM US High Yield Constrained Index.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
Principal Investment Risks
• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
• Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
• Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.39%	June 30, 2009
Lowest Quarter Return	(19.51%)	December 31, 2008
Year-to-Date Return	4.11%	March 31, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2010
Average Annual Total Returns (SRQ-S000029151Member) Strategic Advisers Income Opportunities Fund	Past 1 year	Life of fund
The BofA Merrill Lynch US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	15.07%	9.16%	[1]
Strategic Advisers Income Opportunities Fund:	15.03%	7.57%	[1]
Strategic Advisers Income Opportunities Fund: Return After Taxes on Distributions	12.11%	4.65%	[1]
Strategic Advisers Income Opportunities Fund: Return After Taxes on Distributions and Sale of Fund Shares	9.65%	4.63%	[1]
[1]	From September 27, 2007.

Strategic Advisers Core Income Fund Fund Summary | Strategic Advisers Core Income Fund
Fund: Strategic Advisers® Core Income Fund
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (SSC-S000029150Member) (USD $)	Strategic Advisers Core Income Fund Strategic Advisers Core Income Fund:
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (SSC-S000029150Member)		Strategic Advisers Core Income Fund Strategic Advisers Core Income Fund:
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)		0.26%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%
Total annual fund operating expenses	[1]	0.87%
Fee waiver and/or expense reimbursement	[2]	(0.25%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.62%
Fee waiver date of termination		September 30, 2013
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.60% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (SSC-S000029150Member) (USD $)	Strategic Advisers Core Income Fund Strategic Advisers Core Income Fund:
1 year	63
3 years	214
5 years	420
10 years	1,014

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing primarily in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
• Investing up to 30% of assets in high yield and emerging market debt securities.
• Investing in domestic and foreign issuers.
• Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
• Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among affiliated fixed income funds (i.e., Fidelity funds) and non affiliated fixed income funds that participate in Fidelity's FundsNetwork®, and non affiliated exchange traded funds (ETFs) (underlying funds) and sub advisers.
• Allocating assets among underlying funds and sub advisers to achieve portfolio characteristics similar to those of the Barclays Capital® U.S. Aggregate Bond Index.
• Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
• Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
• Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
• Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
• Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.14%	September 30, 2009
Lowest Quarter Return	(2.56%)	September 30, 2008
Year-to-Date Return	1.12%	March 31, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2010
Average Annual Total Returns (SSC-S000029150Member) Strategic Advisers Core Income Fund	Past 1 year	Life of fund
Barclays Capital® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.36%	[1]
Strategic Advisers Core Income Fund:	8.88%	7.54%	[1]
Strategic Advisers Core Income Fund: Return After Taxes on Distributions	7.01%	5.39%	[1]
Strategic Advisers Core Income Fund: Return After Taxes on Distributions and Sale of Fund Shares	5.81%	5.16%	[1]
[1]	From September 27, 2007.

Strategic Advisers U.S. Opportunity II Fund Fund Summary | Strategic Advisers U.S. Opportunity II Fund
Fund: Strategic Advisers® U.S. Opportunity II Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (SUI-S000029156Member) (USD $)	Strategic Advisers U.S. Opportunity II Fund Strategic Advisers U.S. Opportunity II Fund:
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (SUI-S000029156Member)		Strategic Advisers U.S. Opportunity II Fund Strategic Advisers U.S. Opportunity II Fund:
Management fee		0.25%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.88%
Total annual fund operating expenses	[1]	1.15%
Fee waiver and/or expense reimbursement	[2]	(0.25%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.90%
Fee waiver date of termination		September 30, 2013
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (SUI-S000029156Member) (USD $)	Strategic Advisers U.S. Opportunity II Fund Strategic Advisers U.S. Opportunity II Fund:
1 year	92
3 years	303
5 years	572
10 years	1,341

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in securities of U.S. corporations and in shares of underlying Fidelity U.S. equity funds (underlying funds).
• Implementing investment strategies by investing indirectly in securities through one or more underlying funds, which in turn invest directly in securities.
• Allocating assets among underlying funds to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market IndexSM.
• Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization and investment style.
• Investing in domestic and foreign issuers.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
Principal Investment Risks
• Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.87%	September 30, 2009
Lowest Quarter Return	(22.62%)	December 31, 2008
Year-to-Date Return	6.01%	March 31, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns (SUI-S000029156Member) Strategic Advisers U.S. Opportunity II Fund	Past 1 year	Life of fund
Dow Jones U.S. Total Stock Market Index(SM) (reflects no deduction for fees, expenses, or taxes)	17.49%	0.09%	[1]
Strategic Advisers U.S. Opportunity II Fund:	20.45%	1.33%	[1]
Strategic Advisers U.S. Opportunity II Fund: Return After Taxes on Distributions	20.23%	0.99%	[1]
Strategic Advisers U.S. Opportunity II Fund: Return After Taxes on Distributions and Sale of Fund Shares	13.46%	1.04%	[1]
[1]	From March 8, 2007.

Strategic Advisers U.S. Opportunity Fund Fund Summary | Strategic Advisers U.S. Opportunity Fund
Fund: Strategic Advisers® U.S. Opportunity Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (SUO-S000029155Member) (USD $)	Strategic Advisers U.S. Opportunity Fund Strategic Advisers U.S. Opportunity Fund:
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (SUO-S000029155Member)		Strategic Advisers U.S. Opportunity Fund Strategic Advisers U.S. Opportunity Fund:
Management fee		0.25%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.01%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.94%
Total annual fund operating expenses	[1]	1.20%
Fee waiver and/or expense reimbursement	[2]	(0.25%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.95%
Fee waiver date of termination		September 30, 2013
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (SUO-S000029155Member) (USD $)	Strategic Advisers U.S. Opportunity Fund Strategic Advisers U.S. Opportunity Fund:
1 year	97
3 years	319
5 years	599
10 years	1,398

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in securities of U.S. corporations and in shares of other U.S. equity funds.
• Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among affiliated U.S. equity funds (i.e., Fidelity funds) and non affiliated U.S. equity funds that participate in Fidelity's FundsNetwork®, and non affiliated exchange traded funds (ETFs) (underlying funds).
• Allocating assets among underlying funds to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market IndexSM.
• Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization and investment style.
• Investing in domestic and foreign issuers.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
Principal Investment Risks
• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
• Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.29%	June 30, 2009
Lowest Quarter Return	(22.01%)	December 31, 2008
Year-to-Date Return	6.05%	March 31, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns (SUO-S000029155Member) Strategic Advisers U.S. Opportunity Fund	Past 1 year	Life of fund
Dow Jones U.S. Total Stock Market Index(SM) (reflects no deduction for fees, expenses, or taxes)	17.49%	0.04%	[1]
Strategic Advisers U.S. Opportunity Fund:	19.03%	1.21%	[1]
Strategic Advisers U.S. Opportunity Fund: Return After Taxes on Distributions	18.82%	0.95%	[1]
Strategic Advisers U.S. Opportunity Fund: Return After Taxes on Distributions and Sale of Fund Shares	12.54%	0.96%	[1]
[1]	From December 29, 2006.

Strategic Advisers Emerging Markets Fund Fund Summary | Strategic Advisers Emerging Markets Fund
Fund: Strategic Advisers® Emerging Markets Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (USD $)	Strategic Advisers Emerging Markets Fund Strategic Advisers Emerging Markets Fund:
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Strategic Advisers Emerging Markets Fund Strategic Advisers Emerging Markets Fund:
Fee waiver date of termination		September 30, 2013
Management fee (fluctuates based on the fund's allocation among underlying funds and sub advisers)	[1]	0.25%
Distribution and/or Service (12b-1) fees	[1]	none
Other expenses	[1]	0.05%
Acquired fund fees and expenses (fees and expenses of underlying funds)	[1]	1.29%
Total annual fund operating expenses	[2]	1.59%
Fee waiver and/or expense reimbursement	[3]	(0.25%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.34%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
[3]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.20% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	1 year	3 years
Strategic Advisers Emerging Markets Fund Strategic Advisers Emerging Markets Fund:	136	440

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from September 30, 2010 to February 28, 2011, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets and in shares of other emerging markets equity funds.
• Normally investing primarily in common stocks.
• Allocating investments across different emerging market countries.
• Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among affiliated emerging markets funds (i.e., Fidelity funds) and non affiliated emerging markets funds that typically participate in Fidelity's FundsNetwork®, non affiliated exchange traded funds (ETFs), and closed end funds (underlying funds) and sub advisers.
• Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
• Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
• Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
• Investing in ETFs and Closed-End Funds. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs and closed-end funds may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
• Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Entity Registrant Name	dei_EntityRegistrantName	FIDELITY RUTLAND SQUARE TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001364924
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Strategic Advisers Emerging Markets Fund Fund Summary | Strategic Advisers Emerging Markets Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Strategic Advisers® Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from September 30, 2010 to February 28, 2011, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets and in shares of other emerging markets equity funds.
• Normally investing primarily in common stocks.
• Allocating investments across different emerging market countries.
• Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among affiliated emerging markets funds (i.e., Fidelity funds) and non affiliated emerging markets funds that typically participate in Fidelity's FundsNetwork®, non affiliated exchange traded funds (ETFs), and closed end funds (underlying funds) and sub advisers.
• Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
• Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
		Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
• Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
• Investing in ETFs and Closed-End Funds. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs and closed-end funds may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
• Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
		You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Strategic Advisers U.S. Opportunity II Fund Fund Summary | Strategic Advisers U.S. Opportunity II Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Strategic Advisers® U.S. Opportunity II Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in securities of U.S. corporations and in shares of underlying Fidelity U.S. equity funds (underlying funds).
• Implementing investment strategies by investing indirectly in securities through one or more underlying funds, which in turn invest directly in securities.
• Allocating assets among underlying funds to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market IndexSM.
• Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization and investment style.
• Investing in domestic and foreign issuers.
		• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
		You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Mar 8, 2007
Annual Return 2008	rr_AnnualReturn2008	(39.92%)
Annual Return 2009	rr_AnnualReturn2009	33.73%
Annual Return 2010	rr_AnnualReturn2010	20.45%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.87%	September 30, 2009
Lowest Quarter Return	(22.62%)	December 31, 2008
Year-to-Date Return	6.01%	March 31, 2011

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.62%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Strategic Advisers U.S. Opportunity Fund Fund Summary | Strategic Advisers U.S. Opportunity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Strategic Advisers® U.S. Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in securities of U.S. corporations and in shares of other U.S. equity funds.
• Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among affiliated U.S. equity funds (i.e., Fidelity funds) and non affiliated U.S. equity funds that participate in Fidelity's FundsNetwork®, and non affiliated exchange traded funds (ETFs) (underlying funds).
• Allocating assets among underlying funds to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market IndexSM.
• Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization and investment style.
• Investing in domestic and foreign issuers.
		• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
• Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
		You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Dec 29, 2006
Annual Return 2007	rr_AnnualReturn2007	8.00%
Annual Return 2008	rr_AnnualReturn2008	(39.17%)
Annual Return 2009	rr_AnnualReturn2009	34.19%
Annual Return 2010	rr_AnnualReturn2010	19.03%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.29%	June 30, 2009
Lowest Quarter Return	(22.01%)	December 31, 2008
Year-to-Date Return	6.05%	March 31, 2011

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Strategic Advisers Small-Mid Cap Fund Fund Summary | Strategic Advisers Small-Mid Cap Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Strategic Advisers® Small Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing primarily in common stocks.
• Normally investing at least 80% of assets in securities of small and mid cap companies (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2500® Index) and in shares of other small and mid cap funds.
• Investing in domestic and foreign issuers.
• Investing in either "growth" stocks or "value" stocks or both.
• Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among affiliated small and mid cap funds (i.e., Fidelity funds) and non affiliated small and mid cap funds that participate in Fidelity's FundsNetwork®, and non affiliated exchange traded funds (ETFs) (underlying funds) and sub advisers.
• Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Russell 2500 Index.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
• Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
		Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
• Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
• Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
• Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
• Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
		You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to May 1, 2010, the fund was named PAS Small Cap Fund of Funds, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Jun 23, 2005
Annual Return 2006	rr_AnnualReturn2006	11.48%
Annual Return 2007	rr_AnnualReturn2007	2.20%
Annual Return 2008	rr_AnnualReturn2008	(36.52%)
Annual Return 2009	rr_AnnualReturn2009	35.44%
Annual Return 2010	rr_AnnualReturn2010	24.48%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.94%	June 30, 2009
Lowest Quarter Return	(25.44%)	December 31, 2008
Year-to-Date Return	8.03%	March 31, 2011

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.44%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2010
		Effective May 1, 2010, the fund began comparing its performance to the Russell 2500 Index rather than the Russell 2000® Index because the Russell 2500 Index conforms more closely to the fund's investment policies.
Strategic Advisers International II Fund Fund Summary | Strategic Advisers International II Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Strategic Advisers® International II Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
• Normally investing primarily in common stocks.
• Allocating investments across different countries and regions.
• Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among underlying Fidelity international funds (underlying funds) and sub-advisers.
• Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
• Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
		Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
• Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
• Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
• Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
		You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Mar 8, 2007
Annual Return 2008	rr_AnnualReturn2008	(45.29%)
Annual Return 2009	rr_AnnualReturn2009	30.98%
Annual Return 2010	rr_AnnualReturn2010	10.62%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.15%	June 30, 2009
Lowest Quarter Return	(21.51%)	December 31, 2008
Year-to-Date Return	2.19%	March 31, 2011

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Strategic Advisers International Fund Fund Summary | Strategic Advisers International Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Strategic Advisers® International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
• Normally investing primarily in common stocks.
• Allocating investments across different countries and regions.
• Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among affiliated international funds (i.e., Fidelity funds) and non affiliated international funds that participate in Fidelity's FundsNetwork®, and non affiliated exchange traded funds (ETFs) (underlying funds) and sub advisers.
• Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
• Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
		Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
• Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
• Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
• Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
• Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
		You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Mar 23, 2006
Annual Return 2007	rr_AnnualReturn2007	12.10%
Annual Return 2008	rr_AnnualReturn2008	(41.94%)
Annual Return 2009	rr_AnnualReturn2009	31.66%
Annual Return 2010	rr_AnnualReturn2010	11.78%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.28%	June 30, 2009
Lowest Quarter Return	(20.07%)	December 31, 2008
Year-to-Date Return	3.11%	March 31, 2011

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.07%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Strategic Advisers Income Opportunities Fund Fund Summary | Strategic Advisers Income Opportunities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Strategic Advisers® Income Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
• Potentially investing in non-income producing securities, including defaulted securities and common stocks.
• Investing in companies in troubled or uncertain financial condition.
• Investing in domestic and foreign issuers.
• Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among affiliated high yield funds (i.e., Fidelity funds) and non affiliated high yield funds that participate in Fidelity's FundsNetwork®, and non affiliated exchange traded funds (ETFs) (underlying funds).
• Allocating assets among underlying funds to achieve portfolio characteristics similar to those of The BofA Merrill LynchSM US High Yield Constrained Index.
		• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
• Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
• Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
		You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Sep 27, 2007
Annual Return 2008	rr_AnnualReturn2008	(27.56%)
Annual Return 2009	rr_AnnualReturn2009	53.83%
Annual Return 2010	rr_AnnualReturn2010	15.03%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.39%	June 30, 2009
Lowest Quarter Return	(19.51%)	December 31, 2008
Year-to-Date Return	4.11%	March 31, 2011

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

		For the periods ended December 31, 2010
Strategic Advisers Core Income Fund Fund Summary | Strategic Advisers Core Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Strategic Advisers® Core Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing primarily in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
• Investing up to 30% of assets in high yield and emerging market debt securities.
• Investing in domestic and foreign issuers.
• Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
• Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
• Allocating assets among affiliated fixed income funds (i.e., Fidelity funds) and non affiliated fixed income funds that participate in Fidelity's FundsNetwork®, and non affiliated exchange traded funds (ETFs) (underlying funds) and sub advisers.
• Allocating assets among underlying funds and sub advisers to achieve portfolio characteristics similar to those of the Barclays Capital® U.S. Aggregate Bond Index.
• Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities.
• Allocating assets among underlying funds using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
• Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
• Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
		Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
• Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
• Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
		You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Sep 27, 2007
Annual Return 2008	rr_AnnualReturn2008	(2.89%)
Annual Return 2009	rr_AnnualReturn2009	17.74%
Annual Return 2010	rr_AnnualReturn2010	8.88%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.14%	September 30, 2009
Lowest Quarter Return	(2.56%)	September 30, 2008
Year-to-Date Return	1.12%	March 31, 2011

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.56%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

		For the periods ended December 31, 2010
Strategic Advisers Emerging Markets Fund | Strategic Advisers Emerging Markets Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub advisers)	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.29%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.34%	[1]
Fee waiver date of termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	136
3 years	rr_ExpenseExampleYear03	440
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Strategic Advisers U.S. Opportunity II Fund | Strategic Advisers U.S. Opportunity II Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub advisers)	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%
Fee waiver date of termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	572
10 years	rr_ExpenseExampleYear10	1,341
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.01%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	20.45%
Life of fund	rr_AverageAnnualReturnSinceInception	1.33%	[5]
Strategic Advisers U.S. Opportunity II Fund | Strategic Advisers U.S. Opportunity II Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	20.23%
Life of fund	rr_AverageAnnualReturnSinceInception	0.99%	[5]
Strategic Advisers U.S. Opportunity II Fund | Strategic Advisers U.S. Opportunity II Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	13.46%
Life of fund	rr_AverageAnnualReturnSinceInception	1.04%	[5]
Strategic Advisers U.S. Opportunity II Fund | Dow Jones U.S. Total Stock Market Index(SM) (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	17.49%
Life of fund	rr_AverageAnnualReturnSinceInception	0.09%	[5]
Strategic Advisers U.S. Opportunity Fund | Strategic Advisers U.S. Opportunity Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub advisers)	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%
Fee waiver date of termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	319
5 years	rr_ExpenseExampleYear05	599
10 years	rr_ExpenseExampleYear10	1,398
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.05%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	19.03%
Life of fund	rr_AverageAnnualReturnSinceInception	1.21%	[6]
Strategic Advisers U.S. Opportunity Fund | Strategic Advisers U.S. Opportunity Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	18.82%
Life of fund	rr_AverageAnnualReturnSinceInception	0.95%	[6]
Strategic Advisers U.S. Opportunity Fund | Strategic Advisers U.S. Opportunity Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	12.54%
Life of fund	rr_AverageAnnualReturnSinceInception	0.96%	[6]
Strategic Advisers U.S. Opportunity Fund | Dow Jones U.S. Total Stock Market Index(SM) (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	17.49%
Life of fund	rr_AverageAnnualReturnSinceInception	0.04%	[6]
Strategic Advisers Small-Mid Cap Fund | Strategic Advisers Small-Mid Cap Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub advisers)	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%
Fee waiver date of termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	397
5 years	rr_ExpenseExampleYear05	732
10 years	rr_ExpenseExampleYear10	1,681
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Strategic Advisers Small-Mid Cap Linked Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.03%
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 1, 2010, the fund began comparing its performance to the Russell 2500 Index rather than the Russell 2000® Index because the Russell 2500 Index conforms more closely to the fund's investment policies.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Past 1 year	rr_AverageAnnualReturnYear01	24.48%
Past 5 years	rr_AverageAnnualReturnYear05	4.05%
Life of fund	rr_AverageAnnualReturnSinceInception	5.05%	[8]
Strategic Advisers Small-Mid Cap Fund | Strategic Advisers Small-Mid Cap Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	24.31%
Past 5 years	rr_AverageAnnualReturnYear05	3.55%
Life of fund	rr_AverageAnnualReturnSinceInception	4.51%	[8]
Strategic Advisers Small-Mid Cap Fund | Strategic Advisers Small-Mid Cap Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	15.98%
Past 5 years	rr_AverageAnnualReturnYear05	3.35%
Life of fund	rr_AverageAnnualReturnSinceInception	4.20%	[8]
Strategic Advisers Small-Mid Cap Fund | Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	26.71%
Past 5 years	rr_AverageAnnualReturnYear05	4.86%
Life of fund	rr_AverageAnnualReturnSinceInception	5.73%	[8]
Strategic Advisers Small-Mid Cap Fund | Strategic Advisers Small-Mid Cap Linked Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	27.40%
Past 5 years	rr_AverageAnnualReturnYear05	4.56%
Life of fund	rr_AverageAnnualReturnSinceInception	5.38%	[8]
Strategic Advisers International II Fund | Strategic Advisers International II Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub advisers)	rr_ManagementFeesOverAssets	0.34%	[9]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%	[9]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[10]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.01%
Fee waiver date of termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on historical expenses, adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	337
5 years	rr_ExpenseExampleYear05	631
10 years	rr_ExpenseExampleYear10	1,467
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.19%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	10.62%
Life of fund	rr_AverageAnnualReturnSinceInception	(2.91%)	[5]
Strategic Advisers International II Fund | Strategic Advisers International II Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	10.23%
Life of fund	rr_AverageAnnualReturnSinceInception	(3.57%)	[5]
Strategic Advisers International II Fund | Strategic Advisers International II Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	7.20%
Life of fund	rr_AverageAnnualReturnSinceInception	(2.57%)	[5]
Strategic Advisers International II Fund | MSCI® EAFE® (Europe, Australasia, Far East) Index (reflects no deduction for fees or expenses)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	7.88%
Life of fund	rr_AverageAnnualReturnSinceInception	(3.02%)	[5]
Strategic Advisers International Fund | Strategic Advisers International Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub advisers)	rr_ManagementFeesOverAssets	0.26%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[10]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%
Fee waiver date of termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	706
10 years	rr_ExpenseExampleYear10	1,625
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.11%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	11.78%
Life of fund	rr_AverageAnnualReturnSinceInception	2.34%	[11]
Strategic Advisers International Fund | Strategic Advisers International Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	11.50%
Life of fund	rr_AverageAnnualReturnSinceInception	1.50%	[11]
Strategic Advisers International Fund | Strategic Advisers International Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	7.94%
Life of fund	rr_AverageAnnualReturnSinceInception	1.86%	[11]
Strategic Advisers International Fund | MSCI® EAFE® (Europe, Australasia, Far East) Index (reflects no deduction for fees or expenses)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	7.88%
Life of fund	rr_AverageAnnualReturnSinceInception	1.11%	[11]
Strategic Advisers Income Opportunities Fund | Strategic Advisers Income Opportunities Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub advisers)	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[12]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.88%
Fee waiver date of termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	297
5 years	rr_ExpenseExampleYear05	561
10 years	rr_ExpenseExampleYear10	1,318
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.11%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Past 1 year	rr_AverageAnnualReturnYear01	15.03%
Life of fund	rr_AverageAnnualReturnSinceInception	7.57%	[13]
Strategic Advisers Income Opportunities Fund | Strategic Advisers Income Opportunities Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	12.11%
Life of fund	rr_AverageAnnualReturnSinceInception	4.65%	[13]
Strategic Advisers Income Opportunities Fund | Strategic Advisers Income Opportunities Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	9.65%
Life of fund	rr_AverageAnnualReturnSinceInception	4.63%	[13]
Strategic Advisers Income Opportunities Fund | The BofA Merrill Lynch US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	15.07%
Life of fund	rr_AverageAnnualReturnSinceInception	9.16%	[13]
Strategic Advisers Core Income Fund | Strategic Advisers Core Income Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub advisers)	rr_ManagementFeesOverAssets	0.26%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[14]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.62%
Fee waiver date of termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	420
10 years	rr_ExpenseExampleYear10	1,014
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.12%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Past 1 year	rr_AverageAnnualReturnYear01	8.88%
Life of fund	rr_AverageAnnualReturnSinceInception	7.54%	[13]
Strategic Advisers Core Income Fund | Strategic Advisers Core Income Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	7.01%
Life of fund	rr_AverageAnnualReturnSinceInception	5.39%	[13]
Strategic Advisers Core Income Fund | Strategic Advisers Core Income Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	5.81%
Life of fund	rr_AverageAnnualReturnSinceInception	5.16%	[13]
Strategic Advisers Core Income Fund | Barclays Capital® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	6.54%
Life of fund	rr_AverageAnnualReturnSinceInception	6.36%	[13]

[1]	Based on estimated amounts for the current fiscal year.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
[3]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.20% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.
[4]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.
[5]	From March 8, 2007.
[6]	From December 29, 2006.
[7]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.10% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.
[8]	From June 23, 2005.
[9]	Based on historical expenses, adjusted to reflect current fees.
[10]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.
[11]	From March 23, 2006.
[12]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.75% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.
[13]	From September 27, 2007.
[14]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.60% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.